Expense Example, No Redemption - Investor A, C, Institutional and Class R - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - Investor C Shares	Jan. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 183
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	992
Expense Example, No Redemption, 10 Years	$ 1,972